Deposits - Summary of Deposits payable on a fixed (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 448,578
Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	391,566	$ 385,594
Canada [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	320,241
Canada [member] | Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	273,015	269,262
United States [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	90,236
United States [member] | Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	80,454	73,226
Other Countries [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	38,101
Other Countries [member] | Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 38,097	$ 43,106